NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Interest expense		$ (285,661)	$ (16,073)
E-1
Date of Debt Instrument		Aug. 15, 2014
Debt Instrument		$ 250,000
Debt Instrument, Interest Rate		16.00%
Debt Instrument, Maturity Date		Dec. 31, 2018
Debt Instrument, Shares Issued		233,791
E-2
Date of Debt Instrument		Aug. 15, 2014
Debt Instrument		$ 250,000
Debt Instrument, Interest Rate		16.00%
Debt Instrument, Maturity Date		Dec. 31, 2018
Debt Instrument, Shares Issued		233,791
E-3
Date of Debt Instrument		Jan. 15, 2015
Debt Instrument				$ 100,000
E-5
Date of Debt Instrument		Mar. 02, 2015
Debt Instrument				750,000
Debt Instrument, Interest Rate		16.00%
Debt Instrument, Maturity Date		Sep. 18, 2015
Debt Instrument Description

In connection with the closing of the Exchange Agreement on June 24, 2015, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was settled by the issuance of units of the Company at a deemed price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

E-4
Date of Debt Instrument		Apr. 16, 2015
Debt Instrument				200,000
Debt Instrument, Interest Rate		23.00%
Debt Instrument, Maturity Date		Jun. 30, 2015
Debt Instrument, Shares Issued		352,941
Debt Instrument, Value of Convertible Feature		$ 0
Debt Instrument Fee		Break-Up
Debt Instrument Fee Amount				50,000
Debt Instrument Fee, Maturity Date		Jul. 01, 2015
E-6
Date of Debt Instrument		Aug. 13, 2015
Debt Instrument				195,000
Debt Instrument, Original Issue Discount				45,000
Debt Instrument, net				$ 150,000
Principal and Interest, Paid	$ 147,024
Interest expense	$ 33,511
E-7
Date of Debt Instrument		Nov. 03, 2015
Debt Instrument		$ 217,500
Principal and Interest, Paid		72,492
Interest expense		23,778
Debt Instrument, Original Issue Discount		$ 117,000
E-8
Date of Debt Instrument		Nov. 04, 2015
Debt Instrument		$ 180,461
Principal and Interest, Paid		36,794
Interest expense		6,543
Debt Instrument, Original Issue Discount		$ 30,461
E-9
Date of Debt Instrument		Nov. 27, 2015
Debt Instrument		$ 146,000
Principal and Interest, Paid		32,850
Interest expense		16,205
Debt Instrument, Original Issue Discount		$ 46,000
E-10
Date of Debt Instrument		Jul. 15, 2015
Debt Instrument		$ 16,000
Debt Instrument, Interest Rate		12.00%
Debt Instrument, Maturity Date		Jan. 28, 2016
E-11
Date of Debt Instrument		Nov. 17, 2015
Debt Instrument		$ 10,900
Debt Instrument, Interest Rate		12.00%
Debt Instrument, Maturity Date		Nov. 27, 2016